Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2025
Exploration and evaluation assets.
Disclosure of detailed information about exploration and evaluation assets

	Bilboes
	Gold	Motapa	Maligreen	GG	Sabiwa	Abercorn	Valentine	Total
Balance at January 1, 2024	73,573	10,592	5,998	3,723	294	27	65	94,272
Decommissioning asset estimation adjustment	(961)	(882)	8	—	—	—	—	(1,835)
Exploration costs:
- Consumables and drilling	—	1,792	19	—	—	—	—	1,811
- Contractor	—	14	5	—	—	—	—	19
- Labour	—	576	—	51	—	—	—	627
- Power	—	74	3	—	—	—	—	77
- Other	—	67	—	—	—	—	—	67
Preliminary economic assessment and feasibility study	2,288	—	—	—	—	—	—	2,288
Balance at December 31, 2024	74,900	12,233	6,033	3,774	294	27	65	97,326

Balance at January 1, 2025	74,900	12,233	6,033	3,774	294	27	65	97,326
Decommissioning asset estimation adjustment	(301)	87	78	—	—	—	—	(136)
Exploration costs:
- Consumables and drilling	—	522	—	—	—	—	—	522
- Contractor	—	1,809	—	—	—	—	—	1,809
- Labour	—	653	—	—	—	15	—	668
- Power	—	—	1	—	—	—	—	1
- Other	—	295	24	—	—	—	—	319
Preliminary economic assessment and feasibility study	3,721	—	—	—	—	—	—	3,721
Impairment	—	—	—	—	(294)	(42)	(65)	(401)
Balance at December 31, 2025	78,320	15,599	6,136	3,774	—	—	—	103,829